UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Four-In-One Index Fund

November 30, 2009

1.810685.105

IDV-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 60.1%
Spartan 500 Index Fund Investor Class	12,824,189	$ 980,922,188
Spartan Extended Market Index Fund Investor Class	8,537,786	246,400,513
TOTAL DOMESTIC EQUITY FUNDS		1,227,322,701
International Equity Funds - 24.9%
Spartan International Index Fund Investor Class	15,089,678	509,880,229
TOTAL EQUITY FUNDS (Cost $1,757,994,200)		1,737,202,930
Fixed-Income Funds - 15.0%

Investment Grade Fixed-Income Funds - 15.0%
Fidelity U.S. Bond Index Fund (Cost $292,212,362)	27,147,210	305,949,054
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,050,206,562)		$ 2,043,151,984
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $2,082,698,722. Net unrealized depreciation aggregated $39,546,738, of which $100,245,303 related to appreciated investment securities and $139,792,041 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010